Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 695,000.00
Previously Paid Amount	0.00
Total Fee Amount	60.47
Total Offset Amount	0.00
Net Fee	60.47
Narrative - Max Aggregate Offering Price	$ 695,000.00
Final Prospectus	true